Stock-Based Compensation - Legacy MariaDB Stock Options Plans (Details) - shares					3 Months Ended		12 Months Ended
	Jul. 04, 2022	Jun. 04, 2022	Dec. 08, 2017	Aug. 12, 2017	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
Stock-Based Compensation
Number of shares granted					123,280
MARIADB CORPORATION AB [Member]
Stock-Based Compensation
Number of shares granted							10,053,674
2017 Plan and 2017 US Plan
Stock-Based Compensation
Number of shares granted					65,098	114,082
2017 Plan and 2017 US Plan | MARIADB CORPORATION AB [Member]
Stock-Based Compensation
Number of shares granted							5,647,000	11,765,299
2017 Plan and 2017 US Plan | Tranche one
Stock-Based Compensation
Vesting period				4 years
Vesting rights (as a percent)				25.00%
2017 Plan and 2017 US Plan | Tranche one | MARIADB CORPORATION AB [Member]
Stock-Based Compensation
Vesting period			4 years
Vesting rights (as a percent)			25.00%
2017 Plan and 2017 US Plan | Maximum
Stock-Based Compensation
Award term				10 years
2017 Plan and 2017 US Plan | Maximum | MARIADB CORPORATION AB [Member]
Stock-Based Compensation
Award term			10 years
2022 US Plan
Stock-Based Compensation
Number of shares granted					58,182
2022 US Plan | MARIADB CORPORATION AB [Member]
Stock-Based Compensation
Number of shares granted							4,406,674
2022 US Plan | Tranche one
Stock-Based Compensation
Vesting rights (as a percent)	25.00%
2022 US Plan | Tranche one | MARIADB CORPORATION AB [Member]
Stock-Based Compensation
Vesting rights (as a percent)		25.00%
2022 US Plan | Maximum
Stock-Based Compensation
Award term	10 years
2022 US Plan | Maximum | MARIADB CORPORATION AB [Member]
Stock-Based Compensation
Award term		10 years